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                                    BURNHAM
                                INVESTORS TRUST

May 2, 2008

SECURITIES AND EXCHANGE COMMISSION
File Desk
100 F Street, N.E.
Washington, D.C.  20549

Re:  BURNHAM INVESTORS TRUST (the "Registrant")
     File Nos. 2-17226
     File No. 811-00994

To the Staff of the Commission:

On behalf of the above Registrant and pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed as part of Post-Effective Amendment Nos. 43/81 to the Registration Statement of Burnham Investors Trust, which was filed with the Securities and Exchange Commission electronically on April 29, 2008.

If you have any questions concerning this filing, please call the undersigned at 212-603-7510.




/s/ Michael E. Barna
-----------------------------------
Michael E. Barna
Executive Vice President, Chief Financial Officer and Secretary

cc:   Thomas Calabria (Burnham Investors Trust)
      Leonard Pierce, Esq. (Wilmer Cutler Pickering Hale and Dorr LLP)


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